Share capital, dividends and earnings per share - Additional information (Details) SFr / shares in Units, shares in Millions, SFr in Millions, $ in Millions		1 Months Ended						12 Months Ended
	May 05, 2023 CHF (SFr) shares	May 31, 2024 USD ($)	May 31, 2024 SFr / shares	May 31, 2023 USD ($)	May 31, 2023 SFr / shares	May 31, 2022 USD ($)	May 31, 2022 SFr / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 shares	Dec. 31, 2024 CHF (SFr) SFr / shares shares	Dec. 31, 2021 shares
Disclosure of classes of share capital [line items]
Share capital								$ 20	$ 20		SFr 20.0
Number of shares issued (in shares)								499.7			499.7
Nominal value (in CHF per share) | SFr / shares											SFr 0.04
Effect on authorized capital, potential issuance of shares (in shares)	50.0
Share capital at the time of increase (as a percent)	10.00%
Number of potential shares cancelled (in shares)	25.0
Share capital, potential increase | SFr	SFr 2.0
Share capital, potential increase (in shares)	50.0
Dividends (in CHF per share) | SFr / shares			SFr 0.24		SFr 0.21		SFr 0.20
Dividends | $		$ 130		$ 116		$ 100
Basic weighted average shares outstanding (in shares)								494.4	493.0	491.4
Diluted weighted average shares outstanding (in shares)								497.5	496.5	494.4
Diluted weighted average shares adjustment (in shares)								3.1	3.5	3.0
Minimum
Disclosure of classes of share capital [line items]
Authorized capital | SFr	SFr 19.0
Maximum
Disclosure of classes of share capital [line items]
Authorized capital | SFr	SFr 22.0
Treasury stock shares
Disclosure of classes of share capital [line items]
Treasury stock (in shares)								5.1	6.4	7.9	5.1	9.6